Goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 14,941,955
Tranglo Airtime [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 5,400,000
Tranglo Airtime [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement operating gross profit, percentage	13.90%
Tranglo Airtime [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	10.00%
Tranglo Airtime [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	0.00%
Wallet Ku [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 5,400,000
Wallet Ku [Member] | Measurement Input, Discount Rate [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value discount rate | Segment	16.0
Wallet Ku Digital [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	0.00%
Fair value measurement operating gross profit, percentage	2.10%
Wallet Ku Indosat [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement operating gross profit, percentage	9.90%
Wallet Ku Indosat [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	4.00%
Wallet Ku Indosat [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	11.00%
Tranglo Remittance [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 9,500,000
Tranglo Remittance [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement operating gross profit, percentage	67.60%
Tranglo Remittance [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	4.50%
Tranglo Remittance [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	9.80%
Tranglo [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 9,500,000
Tranglo [Member] | Measurement Input, Discount Rate [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fair value discount rate | Segment	15.2
Airtime Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 5,400,000
Remittance Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 9,500,000